CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Capitation revenues related parties	$ 307,684	$ 235,509	$ 0
Revenue from service and other revenue related parties	645	832	558
Medical costs related parties	249,819	175,440	0
Direct patient expense related parties	4,882	3,119	2,014
Selling general and administrative expense related parties	12,366	4,193	1,855
Transaction costs and other related parties	2,331	6,275	2,786
Interest income related party	$ 0	$ 316	$ 315